Document And Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	206,478
Amendment Flag	false
Entity Central Index Key	0001090633
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents (Note 18)	$ 164,262	¥ 13,536,824	¥ 13,313,615
Accounts receivable, net of allowance for doubtful accounts of ¥44,002 thousand and ¥107,919 thousand ($1,310 thousand) at March 31, 2011 and 2012, respectively (Notes 5, 6 and 22)	190,779	15,722,135	16,431,374
Inventories (Note 3)	9,126	752,075	601,088
Prepaid expenses	22,429	1,848,344	1,680,158
Deferred tax assets―current (Note 12)	11,399	939,370	978,263
Other current assets, net of allowance for doubtful accounts of ¥720 thousand and ¥10,732 thousand ($130 thousand) at March 31, 2011 and 2012, respectively (Notes 5 and 9)	10,818	891,560	1,533,185
Total current assets	408,813	33,690,308	34,537,683
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	17,069	1,406,634	1,251,990
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	35,653	2,938,146	2,794,046
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	239,480	19,735,546	16,480,724
GOODWILL (Note 8)	70,238	5,788,333	5,788,333
OTHER INTANGIBLE ASSETS—Net (Note 8)	65,483	5,396,469	6,054,503
GUARANTEE DEPOSITS (Note 9)	23,053	1,899,815	1,889,796
DEFERRED TAX ASSETS―Noncurrent (Note 12)	300	24,760	16,393
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	11,351	935,446	1,266,409
PREPAID EXPENSES―Noncurrent	18,650	1,536,932	1,187,219
OTHER ASSETS, net of allowance for doubtful accounts of ¥81,448 thousand and ¥86,388 thousand ($1,048 thousand) at March 31, 2011 and 2012, respectively, and net of loan loss valuation allowance of ¥16,701 thousand at March 31, 2011 (Notes 5, 6 and 18)	1,710	140,857	205,893
TOTAL	891,800	73,493,246	71,472,989
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	109,210	9,000,000	13,430,000
Long-term borrowings —current portion (Note 11)	12,256	1,010,000
Capital lease obligations—current portion (Note 9)	36,370	2,997,292	2,787,955
Accounts payable —trade(Notes 6 and 22)	110,346	9,093,657	12,014,809
Accounts payable —other	8,000	659,266	1,559,343
Income taxes payable (Note 12)	26,818	2,210,089	355,183
Accrued expenses	27,634	2,277,307	1,889,891
Deferred income―current	18,147	1,495,468	1,667,336
Other current liabilities	8,705	717,342	460,934
Total current liabilities	357,486	29,460,421	34,165,451
LONG-TERM BORROWINGS (Note 11)	24,148	1,990,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	57,532	4,741,241	3,626,565
ACCRUED RETIREMENT AND PENSION COSTS―Noncurrent (Note 13)	21,911	1,805,683	1,567,050
DEFERRED TAX LIABILITIES―Noncurrent (Note 12)	7,915	652,280	609,412
DEFERRED INCOME―Noncurrent	18,774	1,547,159	1,270,984
OTHER NONCURRENT LIABILITIES	7,283	600,215	592,177
Total liabilities	495,049	40,796,999	41,831,639
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 377,600 shares; issued and outstanding, 206,478 shares at March 31, 2011 and 2012	204,269	16,833,847	16,833,847
Additional paid-in capital	330,789	27,260,318	27,318,912
Accumulated deficit	(133,362)	(10,990,348)	(14,023,259)
Accumulated other comprehensive loss	(285)	(23,533)	(85,134)
Treasury stock—3,794 shares held by the company at March 31, 2011 and 2012	(4,758)	(392,079)	(392,079)
Total Internet Initiative Japan Inc. shareholders' equity	396,653	32,688,205	29,652,287
NONCONTROLLING INTERESTS	98	8,042	(10,937)
Total equity	396,751	32,696,247	29,641,350
TOTAL	$ 891,800	¥ 73,493,246	¥ 71,472,989

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Current [Member] USD ($)	Mar. 31, 2012 Current [Member] JPY (¥)	Mar. 31, 2011 Current [Member] JPY (¥)	Mar. 31, 2012 Noncurrent [Member] USD ($)	Mar. 31, 2012 Noncurrent [Member] JPY (¥)	Mar. 31, 2011 Noncurrent [Member] JPY (¥)
Accounts receivable, allowance for doubtful accounts (in Yen and Dollars)	$ 1,310	¥ 107,919	¥ 44,002
Other assets, allowance for doubtful accounts (in Yen and Dollars)				130	10,732	720	1,048	86,388	81,448
OTHER ASSETS, loan loss valuation allowance (in Yen and Dollars)			¥ 16,701
Common stock, shares authorized	377,600	377,600	377,600
Common stock, shares issued	206,478	206,478	206,478
Common stock, shares outstanding	206,478	206,478	206,478
Treasury stock, shares	3,794	3,794	3,794

Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] USD ($)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2010 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] USD ($)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2010 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2012 WAN Services [Member] USD ($)	Mar. 31, 2012 WAN Services [Member] JPY (¥)	Mar. 31, 2011 WAN Services [Member] JPY (¥)	Mar. 31, 2010 WAN Services [Member] JPY (¥)	Mar. 31, 2012 Outsourcing Services [Member] USD ($)	Mar. 31, 2012 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2011 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2010 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2012 Systems Construction [Member] USD ($)	Mar. 31, 2012 Systems Construction [Member] JPY (¥)	Mar. 31, 2011 Systems Construction [Member] JPY (¥)	Mar. 31, 2010 Systems Construction [Member] JPY (¥)	Mar. 31, 2012 Systems Operation And Maintenance [Member] USD ($)	Mar. 31, 2012 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2011 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2010 Systems Operation And Maintenance [Member] JPY (¥)
Network services:
Network services	$ 769,438	¥ 63,409,406	¥ 51,661,567	¥ 36,972,630	$ 178,455	¥ 14,706,511	¥ 14,004,608	¥ 13,847,116	$ 69,378	¥ 5,717,417	¥ 6,525,128	¥ 6,854,258	$ 311,449	¥ 25,666,524	¥ 16,100,046	¥ 2,553,551	$ 210,156	¥ 17,318,954	¥ 15,031,785	¥ 13,717,705
Systems integration:
Systems integration	381,863	31,469,321	29,443,680	30,070,576																	145,585	11,997,680	11,936,581	11,353,598	236,278	19,471,641	17,507,099	18,716,978
Equipment sales	13,490	1,111,722	796,385	756,517
ATM operation business	16,068	1,324,156	516,574	206,657
Total revenues	1,180,859	97,314,605	82,418,206	68,006,380
COST AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	606,538	49,984,821	41,678,052	30,533,726
Cost of systems integration	303,102	24,978,607	22,466,436	21,903,699
Cost of equipment sales	11,895	980,279	683,285	649,315
Cost of ATM operation business	16,772	1,382,194	1,000,470	963,862
Total cost	938,307	77,325,901	65,828,243	54,050,602
Sales and marketing (Note 21)	96,431	7,946,852	6,616,013	5,405,075
General and administrative (Note 7)	64,308	5,299,608	5,479,176	4,826,006
Research and development	4,717	388,761	353,732	313,112
Total cost and expenses	1,103,763	90,961,122	78,277,164	64,594,795
OPERATING INCOME	77,096	6,353,483	4,141,042	3,411,585
OTHER INCOME (EXPENSES):
Interest income	420	34,602	23,113	28,691
Interest expense	(3,632)	(299,271)	(268,129)	(306,208)
Foreign exchange losses, net	(55)	(4,549)	(31,975)	(395)
Net gain (loss) on sales of other investments (Note 4)	(38)	(3,154)	105,252	49,512
Impairment of other investments (Note 4)	(1,937)	(159,592)	(179,829)	(342,796)
Other—net	664	54,701	44,515	18,673
Other expenses—net	(4,578)	(377,263)	(307,053)	(552,523)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	72,518	5,976,220	3,833,989	2,859,062
INCOME TAX EXPENSE (Note 12)	30,645	2,525,486	955,697	1,132,093
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	1,502	123,776	122,667	159,423
NET INCOME	43,375	3,574,510	3,000,959	1,886,392
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	806	66,453	202,409	347,746
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 44,181	¥ 3,640,963	¥ 3,203,368	¥ 2,234,138
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 218	¥ 17,964	¥ 15,808	¥ 11,030
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share and Dollars per share)	$ 218	¥ 17,955	¥ 15,808	¥ 11,030

Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding	202,684	202,644	202,544
Diluted weighted-average number of common shares outstanding	202,782	202,644	202,544

Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2009				¥ (18,549,142)		¥ (320,711)		¥ 16,833,847		¥ (406,547)		¥ 27,611,737		¥ 73,735		¥ 25,242,919
BALANCE (in Shares) at Mar. 31, 2009								206,478
Subsidiary stock issuance												(168,137)		318,137		150,000
Comprehensive income:
Net income		1,886,392		2,234,138										(347,746)		1,886,392
Other comprehensive income (loss), net of tax		489,480				489,480										489,480
Total comprehensive income		2,375,872														2,375,872
Dividends paid				(405,088)												(405,088)
BALANCE at Mar. 31, 2010				(16,720,092)		168,769		16,833,847		(406,547)		27,443,600		44,126		27,363,703
BALANCE (in Shares) at Mar. 31, 2010								206,478
Subsidiary stock issuance												(147,346)		147,346
Comprehensive income:
Net income		3,000,959		3,203,368										(202,409)		3,000,959
Other comprehensive income (loss), net of tax		(253,903)				(253,903)										(253,903)
Total comprehensive income		2,747,056														2,747,056
Dividends paid				(506,535)												(506,535)
Disposal of treasury stock										14,468		22,658				37,126
BALANCE at Mar. 31, 2011			(170,165)	(14,023,259)	(1,033)	(85,134)	204,269	16,833,847	(4,758)	(392,079)	331,500	27,318,912	(132)	(10,937)	359,681	29,641,350
BALANCE (in Shares) at Mar. 31, 2011							206,478
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)											(235)	(19,395)	235	19,390	0	(5)
Subsidiary stock issuance											(801)	(66,042)	801	66,042
Stock-based compensation											325	26,843			325	26,843
Comprehensive income:
Net income	43,375	3,574,510	44,181	3,640,963									(806)	(66,453)	43,375	3,574,510
Other comprehensive income (loss), net of tax	748	61,601			748	61,601									748	61,601
Total comprehensive income	44,123	3,636,111													44,123	3,636,111
Dividends paid			(7,378)	(608,052)											(7,378)	(608,052)
BALANCE at Mar. 31, 2012			$ (133,362)	¥ (10,990,348)	$ (285)	¥ (23,533)	$ 204,269	¥ 16,833,847	$ (4,758)	¥ (392,079)	$ 330,789	¥ 27,260,318	$ 98	¥ 8,042	$ 396,751	¥ 32,696,247
BALANCE (in Shares) at Mar. 31, 2012							206,478

Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2009				¥ (18,549,142)		¥ (320,711)		¥ 16,833,847		¥ (406,547)		¥ 27,611,737		¥ 73,735		¥ 25,242,919
Subsidiary stock issuance (Note 14)												(168,137)		318,137		150,000
Comprehensive income:
Net income		1,886,392		2,234,138										(347,746)		1,886,392
Other comprehensive income, net of tax		489,480				489,480										489,480
Total comprehensive income		2,375,872														2,375,872
Dividends paid				(405,088)												(405,088)
BALANCE at Mar. 31, 2010				(16,720,092)		168,769		16,833,847		(406,547)		27,443,600		44,126		27,363,703
Subsidiary stock issuance (Note 14)												(147,346)		147,346
Comprehensive income:
Net income		3,000,959		3,203,368										(202,409)		3,000,959
Other comprehensive income, net of tax		(253,903)				(253,903)										(253,903)
Total comprehensive income		2,747,056														2,747,056
Dividends paid				(506,535)												(506,535)
BALANCE at Mar. 31, 2011			(170,165)	(14,023,259)	(1,033)	(85,134)	204,269	16,833,847	(4,758)	(392,079)	331,500	27,318,912	(132)	(10,937)	359,681	29,641,350
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)											(235)	(19,395)	235	19,390	0	(5)
Subsidiary stock issuance (Note 14)											(801)	(66,042)	801	66,042
Stock-based compensation											325	26,843			325	26,843
Comprehensive income:
Net income	43,375	3,574,510	44,181	3,640,963									(806)	(66,453)	43,375	3,574,510
Other comprehensive income, net of tax	748	61,601			748	61,601									748	61,601
Total comprehensive income	44,123	3,636,111													44,123	3,636,111
Dividends paid			(7,378)	(608,052)											(7,378)	(608,052)
BALANCE at Mar. 31, 2012			$ (133,362)	¥ (10,990,348)	$ (285)	¥ (23,533)	$ 204,269	¥ 16,833,847	$ (4,758)	¥ (392,079)	$ 330,789	¥ 27,260,318	$ 98	¥ 8,042	$ 396,751	¥ 32,696,247

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 43,375	¥ 3,574,510	¥ 3,000,959	¥ 1,886,392
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	86,684	7,143,631	5,850,882	5,306,826
Impairment loss on intangible assets	449	37,000	218,073
Provision for retirement and pension costs, less payments	2,273	187,287	253,818	225,915
Provision for (reversal of) allowance for doubtful accounts	996	82,046	(10,522)	40,467
Loss on disposal of property and equipment	757	62,368	23,588	639,160
Net (gain) loss on sales of other investments	38	3,154	(105,252)	(49,512)
Impairment of other investments	1,937	159,592	179,829	342,796
Gain on receipt of investment securities			(18,060)
Foreign exchange losses, net	172	14,202	27,309	15,116
Equity in net income of equity method investees	(1,502)	(123,776)	(122,667)	(159,423)
Deferred income tax expense	433	35,714	606,875	756,422
Others	819	67,470	16,960	13,000
Changes in operating assets and liabilities net of effects from acquisition of a company:
Decrease (increase) in accounts receivable	7,606	626,783	429,691	(1,179,388)
Decrease (increase) in net investment in sales-type lease―noncurrent	4,016	330,961	(765,510)	193,134
Decrease (increase) in inventories, prepaid expenses and other current and noncurrent assets	(1,959)	(161,418)	(65,828)	292,577
Increase (decrease) in accounts payable	(35,541)	(2,928,912)	1,995,375	808,845
Increase in income taxes payable	22,358	1,842,553	27,490	95,819
Increase in deferred income― noncurrent	3,351	276,175	333,548	31,513
Increase in accrued expenses, other current and noncurrent liabilities	5,218	429,998	687,658	361,435
Net cash provided by operating activities	141,480	11,659,338	12,564,216	9,621,094
INVESTING ACTIVITIES:
Purchases of property and equipment	(74,838)	(6,167,434)	(3,839,011)	(3,253,629)
Proceeds from sales of property and equipment	4,249	350,136	174,334	205,548
Purchases of available-for-sale securities	(3,268)	(269,218)	(141,020)	(73,236)
Purchases of other investments	(2,259)	(186,115)	(200,000)	(875,016)
Investment in an equity method investee	(299)	(24,647)		(22,834)
Proceeds from sales of available-for-sale securities	2,747	226,346	155,571	123,880
Proceeds from sales of other investments	1,144	94,285	66,047	78,250
Payments of guarantee deposits	(478)	(39,403)	(686,825)	(83,833)
Refund of guarantee deposits	316	26,045	165,193	128,192
Payments for refundable insurance policies	(80)	(6,604)	(22,188)	(55,020)
Refund from insurance policies	521	42,948	29,642	39,959
Acquisition of a newly controlled company, net of cash acquired (Note 2)			(9,170,000)
Other	(7)	(594)	(24,860)
Net cash used in investing activities	(72,252)	(5,954,255)	(13,493,117)	(3,787,739)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	40,893	3,370,000	1,600,000	6,000,000
Repayments of short-term borrowings with initial maturities over three months	(7,523)	(620,000)	(1,550,000)	(11,100,000)
Principal payments under capital leases	(41,569)	(3,425,680)	(2,989,471)	(4,082,908)
Net increase (decrease) in short-term borrowings	(50,722)	(4,180,000)	8,930,000	2,200,000
Proceeds from issuance of subsidiary stock to minority shareholders				150,000
Dividends paid	(7,378)	(608,052)	(506,535)	(405,088)
Proceeds from sales of treasury stock			37,126
Net cash provided by (used in) financing activities	(66,299)	(5,463,732)	5,521,120	(7,237,996)
FORWARD	2,929	241,351	4,592,219	(1,404,641)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(220)	(18,142)	(43,019)	(18,668)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,709	223,209	4,549,200	(1,423,309)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	161,553	13,313,615	8,764,415	10,187,724
CASH AND CASH EQUIVALENTS, END OF YEAR	164,262	13,536,824	13,313,615	8,764,415
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	3,614	297,862	267,750	307,045
Income taxes paid	5,844	481,580	346,561	160,398
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	57,635	4,749,695	2,912,806	2,330,077
Facilities purchase liabilities	8,000	659,266	1,559,343	628,905
Asset retirement obligation	513	42,273	213,336
Acquisition of a company (Note 2):
Assets acquired			14,956,137
Cash paid			(9,170,000)
Liabilities assumed			¥ 5,786,137

Note 1 - Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.        DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Internet Initiative Japan Inc. ("IIJ," a Japanese corporation) was founded in December 1992 to develop and operate Internet access services and other Internet-related services in Japan. As of March 31, 2012, 29.9% of IIJ’s voting shares were jointly owned by Nippon Telegraph and Telephone Corporation ("NTT") and its subsidiary. IIJ and its subsidiaries (collectively, the "Company") provide customers substantially operating in Japan with Internet connectivity services, WAN services and outsourcing services.  The Company also provides systems integration which consists of systems construction and systems operation and maintenance. In addition, a consolidated subsidiary provides Automated Teller Machines ("ATM") operation business from 2007.

Certain Significant Risks and Uncertainties

The Company relies on telecommunications carriers for a significant portion of network backbone and on regional NTT subsidiaries, electric power companies and their affiliates for local connections to customers. Currently, NTT Communications Corporation, a wholly owned subsidiary of NTT, is the largest provider of network infrastructure. The Company believes that its use of multiple carriers and suppliers significantly mitigates damages from service disruptions. However, any disruption of telecommunication services could have an adverse effect on operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of accounts receivable, which includes the accounts receivable from a large customer as noted in Note 20.

The Company's management believes that the risks associated with accounts receivable is mitigated by the large number of customers comprising its customer base and its credit line control. The Company also conducts the evaluation of new customer’s financial condition at the inception of the transaction and continuously monitors if the delay in payment occurs on each customer.

Summary of Significant Accounting Policies

Basis of Presentation—IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan.  Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America ("U.S. GAAP").  These adjustments were not recorded in the statutory accounts.

Reclassification－Certain reclassifications have been made to prior periods to conform to the current year presentations: (1) "Net investment in sales-type leases―noncurrent," and "Prepaid expenses―noncurrent, " which had been previously included in "Other assets" were separately disclosed as the balances were continuously deemed material for a certain period. (2) "Income taxes payable," which had been previously included in "Other current liabilities," was separately disclosed as the balance was deemed material. (3) "Accounts payable," was divided into "Accounts payable―trade" and "Accounts payable―other" as the balance related to facilities purchase liabilities was deemed material.

Other certain reclassifications have also been made to prior year amounts to conform to the current year presentation.

Translation into U.S. Dollars—IIJ maintains its accounts in Japanese yen, the currency of the country in which it is incorporated and principally operates.  The U.S. dollar amounts included herein represent a translation using the noon buying rate in New York City for cable transfers in yen as certified for customs purposes by the Federal Reserve Bank of New York at March 31, 2012 of ¥82.41 = $1, solely for the convenience of the reader.  The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars.

Consolidation—The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, Net Care, Inc. ("Net Care"), IIJ America, Inc. ("IIJ-America"), Netchart Japan Inc. ("NCJ"), hi-ho Inc. ("hi-ho"), Trust Networks  Inc. ("Trust Networks"),  IIJ Innovation Institute Inc. ("IIJ-II"),  IIJ Global Solutions Inc.("IIJ-Global") and IIJ Global Solutions China Inc.("GS China"). IIJ-Global was acquired by IIJ on September 1, 2010. GS China was established on January 6, 2012 as a wholly-owned subsidiary of IIJ-GS. GDX Japan Inc. (“GDX”) was established on April 16, 2007 and liquidated on March 16, 2012. All of the subsidiaries, except for IIJ America and GS China, have fiscal years ending March 31. IIJ America and GS China’s fiscal year-end is December 31 and such date was used for purposes of preparing the consolidated financial statements as it is not practicable for the subsidiaries to report its financial results as of March 31. There were no significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements.  Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not control are accounted for by the equity method.  For other than a temporary decline in the value of investments in equity method investees below the carrying amount, the investment is reduced to fair value and an impairment loss is recognized.

A subsidiary or equity method investee may issue its shares to third parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retain its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives.  Actual results could differ from those estimates.

Revenue Recognition—Network service revenues are billed and recognized monthly on a straight-line basis. Initial set up fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration and service arrangements  involve the following deliverables:

・
System construction services ― include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

・	Software ― we resell third-party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

・
Hardware ― we also resell third-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third party manufacturers and resellers.

・	Monitoring and operating service ― we monitor our customer's network activity and internet connectivity to detect and report problems. We also provide constant data backup services.

・	Hardware and software maintenance service ― we repair or replace any malfunctioning parts of hardware. We examine the fault of software and provide the suitable solution to customers.

The system construction services are generally delivered over a three-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not payable until after the system has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance service generally commence once our customers have accepted the system and their contract periods are generally one to five years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction service, hardware, software essential to the hardware product’s functionality and undelivered non-software services (monitoring and operating service), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price(“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue has been based mainly on the Company’s ESPs except several undelivered non-software services for which VSOE has been established.

The Company’s process for determining its ESP for deliverables includes various factors that may vary depending on the circumstances and specific characteristics related to each deliverable. The Company considers in developing the ESP, customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

・
Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three months, are recognized based on the completed-contract method in compliance with Accounting Standards Codification (“ASC”) 605-35-25-92 because the Company is unable to bill customers and the title of constructed network system is not transferred to customer unless customers are satisfied with and accept the completed systems.

・
Revenue related to the hardware and software essential to the hardware product’s functionality is not recognized until customer acceptance is received because title to the hardware and software do not transfer to our customers until formal acceptance is received.

・	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangement for system integration services that include software not essential to the hardware product’s functionality and software-related services and account for them in accordance with software guidance. The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software and system construction services.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer. The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting equipment sales, depending on whether the Company functions as principal or agent.

ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Cash and Cash Equivalents—Cash and cash equivalents includes time deposit with original maturities of three months or less.

Allowance for Doubtful Accounts—An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Other Investments—The Company classifies its marketable equity securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss).  The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary.  If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value.  Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed and events that might accelerate the recognition of impairment.  The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

・	A significant deterioration in the earnings performance or business prospects of the investee.

・	A significant adverse change in the regulatory, economic, or technological environment of the investee.

・	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

・	A recent example of new issuance of security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventories—Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems.  Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or market.  Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or market.  Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Leases—Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Sales-Type Leases—The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property and Equipment—Property and equipment are recorded at cost.  Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Range of Useful Lives

Data communications, office and other equipment	2 to 20 years
Leasehold improvements	3 to 20 years
Capitalized software	5 years
Capital leases	4 to 7 years

Impairment of Long-Lived Assets—Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill and Intangible Assets—Goodwill (including equity-method goodwill) and intangible assets that are deemed to have indefinite useful lives are not amortized, but are subject to impairment testing.  Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on March 31. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from 6 to 19 years.

Asset Retirement Obligations—The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Severance Indemnities Plans—The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Taxes—Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company recognizes the financial statement effect of uncertain tax positions when they are more-likely- than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Translation—The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income.

Foreign currency assets and liabilities, which consist substantially of cash denominated in U.S. dollars, are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stock-Based Compensation—The Company measures and records the compensation cost from stock compensation-type stock option based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research and Development and Capitalized Software Development Costs—Research and development costs are expensed as incurred, which include research and development costs incurred for computer software to be leased. Software development costs incurred subsequent to establishing technological feasibility through the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a detailed program design. Capitalized costs are amortized based on either the ratio of the current revenues to the total estimated revenues over the estimated useful lives (generally five years) or the equally allocated amount over the residual useful lives, whichever is larger.

Advertising—Advertising costs are expensed as incurred and are recorded in “Sales and marketing.”

Basic and Diluted Net Income attributable to Internet Initiative Japan Inc. per Common Share—Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year.  Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Other Comprehensive Income (Loss)—Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plans adjustment.

Segment Reporting—ASC Topic 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services.  The Company’s chief operating decision maker, who is the Company’s Chief Executive Officer ("CEO"), regularly reviews the revenue and cost of sales on the two operating segments, which are Network service and systems integration business segment, and ATM operation business segment. The CEO also makes decisions regarding how to allocate resources and assess performance based on the segments.

New Accounting Guidance

In October 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-13, “Revenue Recognition: Multiple-Deliverable Revenue Arrangements,” which amends the criteria for when to evaluate individual delivered items in a multiple deliverable arrangement and the method of allocating consideration received. This ASU is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In October 2009, the FASB issued ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements,” which provides a guidance of accounting for revenue arrangements that contain tangible products and software. This ASU is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In April 2010, the FASB issued ASU 2010-17, “Revenue Recognition: Milestone Method,” which establishes a revenue recognition model for contingent consideration that is payable upon the achievement of an uncertain future event, referred to as a milestone. This ASU is effective on prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations,” which clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures in business combination when comparative financial statements are presented and improves the usefulness of the pro forma revenue and earnings disclosure. This ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010  and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In April 2011, the FASB issued ASU 2011-02, “Receivables: A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” which clarifies the guidance about a creditor’s determination of whether a restructuring is a troubled debt restructuring. This ASU is effective for the first interim or annual period beginning on or after June 15, 2011 and the Company adopted this ASU in the second quarter beginning July 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU2011-09, “Compensation－Retirement Benefits－Multiemployer Plans: Disclosures about an Employer’s Participation in a Multiemployer Plan.”  This ASU requires that an employer provides more detailed information about employer’s involvement in multiemployer pension plans. This ASU is effective for annual periods for fiscal years ending after December 15, 2011 and the Company adopted this ASU in the fiscal year ended March 31, 2012. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

Accounting Guidance Issued But Not Adopted as of March 31, 2012

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement," which amends to achieve common fair value measurement and disclosure measurement in U.S. GAAP and IFRSs. This ASU is effective for the interim or annual period beginning after December 15, 2011. Early application is not permitted. The application of this ASU will not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. This ASU, except the deferral of the effective date for amendments to the presentation of reclassifications adjustments stipulated in ASU2011-05, is effective for the interim or annual period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, "Intangibles－Goodwill and Other : Testing Goodwill for impairment," which provides new guidance on the annual goodwill impairment testing. This ASU allows an entity the option to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If based on its qualitative assessment an entity concludes it is more likely than not that fair value of a reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This ASU is effective for annual and interim goodwill impairment tests performed for annual period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet－Disclosures about Offsetting Assets and Liabilities," which requires new disclosures about financial instruments and derivative instruments that are either offset by or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combination Disclosure [Text Block]
2.        BUSINESS COMBINATIONS

On September 1, 2010, the Company acquired a new company ("the New Company"), which was established by AT&T Japan LLC and succeeded a part of the business conducted by AT&T Japan LLC, AT&T Japan K.K and AT&T Japan Ltd. ("AT&T Japan") from AT&T Japan LLC. The New Company conducts the domestic network outsourcing service business such as the WAN services and the international network service business starting on September 1, 2010 under the name of IIJ-Global. This acquisition was completed by acquiring all issued and outstanding shares of the New Company for ¥9,170,000 thousand in cash. There are no future contingent payments. This business combination was accounted for using the acquisition method. The Company has completed its measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date. The acquisition resulted in the recognition of goodwill (see Note 8, "Goodwill and Other intangible assets").

The acquisition of IIJ-Global was consistent with the Company's strategy for expanding the scale of business by providing IIJ’s network solution to the acquired customers, by providing WAN services to IIJ’s client bases and by providing international services to the acquired customers through a business tie-up with AT&T Japan.

The following table summarizes the fair values of the assets acquired and liabilities assumed from AT&T Japan on September 1, 2010.

Thousands of Yen

Accounts receivable	¥5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864

Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137

Total identified net assets	6,881,727

Goodwill	2,288,273

Purchase price	¥9,170,000

The following table provides revenues and net income attributable to Internet Initiative Japan Inc. of IIJ-Global which were included in the Company's consolidated statement of income for the year ended March 31, 2011.

Thousands of Yen

Revenues	¥15,094,218
Net income attributable to Internet Initiative Japan Inc.	690,761

The following table provides unaudited pro forma revenues and net income attributable to Internet Initiative Japan Inc. for the years ended March 31, 2010 and 2011, as if IIJ-Global had been acquired on April 1 of each year. Such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the acquired company.

	Thousands of Yen
	2010	2011

Revenues	¥91,993,846	¥92,583,743
Net income attributable to Internet Initiative Japan Inc.	4,967,681	4,800,412

	Yen
	2010	2011

Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥24,526	¥23,689
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	24,526	23,689

For the years ended March, 31, 2010 and 2011, acquisition-related costs of ¥23,011 thousand and ¥69,451 thousand, respectively, were incurred. These acquisition-related costs included legal, financial advisory and other professional fees, and were recorded in “General and administrative” expenses.

There were no business acquisitions during the year ended March 31, 2012.

On April 2, 2012, the Company acquired 99.9% of the outstanding common shares of Exlayer Global Inc. , which was renamed IIJ Exlayer Inc. ("IIJ-Exlayer"), for total consideration of ¥299,700 thousand ($3,637 thousand) paid in cash. There are no future contingent payments. IIJ-Exlayer is a holding company with overseas subsidiaries in the system integration industry. The acquisition of IIJ-Exlayer is expected to help the Company to accelerate its international business development. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

Note 3 - Inventory	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Text Block]
3.        INVENTORY

The components of inventories as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Network equipment purchased for resale	¥194,283	¥287,786	$3,492
Work in process	406,805	464,289	5,634

Total inventories	¥601,088	¥752,075	$9,126

Note 4 - Other Investments	12 Months Ended
Mar. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.        OTHER INVESTMENTS

Pursuant to ASC Topic 320, “Investments―Debt and Equity Securities,” all of the Company's marketable equity securities are classified as available-for-sale securities.  Information regarding the securities classified as available-for-sale at March 31, 2011 and 2012 is as follows:

	Thousands of Yen
March 31, 2011	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥490,756	¥299,410	¥49,648	¥740,518

March 31, 2012

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

	Thousands of U.S. Dollars
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,477	$5,075	$105	$10,447

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2011 and 2012:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥289,181	¥49,648	—	—	¥289,181	¥49,648

March 31, 2012

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$1,433	$92	$186	$13	$1,619	$105

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities relates to Japanese companies (10 issuers) in various industries and a foreign Bank listed on Hong Kong securities market. The unrealized losses on these securities were due principally to a broad decline in the stock market. The fair value of each investment is between 0.2% and 21.3% less than its cost. The duration of the unrealized loss position was less than 15 months. The Company evaluated the near-term prospects of the issuer and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a recovery of fair value, the Company does not consider the investment to be other-than-temporarily impaired at March 31, 2012.

Proceeds from the sale of available-for-sale securities were ¥123,880 thousand, ¥155,571 thousand and ¥226,346 thousand ($2,747 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. Gross realized gains of  ¥49,512 thousand , ¥90,700 thousand and ¥9,140 thousand ($111 thousand)  were included in "Other income (expenses)" for the years ended March 31, 2010, 2011 and 2012, respectively, and gross realized losses of ¥12,293 thousand ($149 thousand) were included in "Other income (expenses)" for the year ended March 31, 2012.

The aggregate cost of the Company’s cost method investments totaled ¥2,053,528 thousand and ¥2,077,232 thousand ($25,206 thousand) at March 31, 2011 and 2012, respectively.

Impairment of investments in certain marketable and nonmarketable equity securities, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary of ¥20,295 thousand and ¥322,501 thousand, respectively, for the year ended March 31, 2010, ¥13,131 thousand and ¥166,698 thousand, respectively, for the year ended March 31, 2011, and ¥87,911 thousand ($1,067 thousand) and ¥71,681 thousand ($870 thousand), respectively, for the year ended March 31, 2012.

Note 5 - Allowance For Doubtful Accounts And Loans	12 Months Ended
Mar. 31, 2012
Allowance for Credit Losses [Text Block]
5.        ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2010	¥123,293	¥(17,842)	¥40,467	-	¥145,918

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	-	¥205,039

	Thousands of U.S. Dollars
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2012	$1,734	$(242)	$996	-	$2,488

Other for the year ended March 31, 2011 was the allowance for doubtful accounts of IIJ-Global assumed from AT&T Japan on September 1, 2010.

Note 6 - Investments In Equity Method Investees	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.        INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan and neighboring countries to form and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., "Multifeed"), data center services in Asian countries (i-Heart Inc., "i-Heart"), comprehensive portal sites operations (Internet Revolution Inc., "i-revo") and point management systems operations (Trinity Inc., "Trinity," which was renamed from Taihei Computer Co., LTD. in May 2011.)

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2011 and 2012, and for each of the three years in the period ended March 31, 2012 are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Accounts receivable	-	¥78,948	51,788	$628
Accounts payable	-	31,910	36,698	445
Revenues	¥675,726	730,622	624,718	7,581
Costs and expenses	261,077	348,771	403,400	4,895

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2011 and 2012 consisted of the following:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012

Multifeed	32.00%	¥1,033,035	33.00%	¥1,089,319	$13,218
i-Heart	20.22	21,155	20.22	33,159	402
i-revo	30.00	5,867	30.00	186,115	2,259
Trinity	45.00	191,933	45.00	98,041	1,190

Total		¥1,251,990		¥1,406,634	$17,069

The Company also had a loan of ¥34,545 thousand and ¥18,673 thousand ($227 thousand) to i-Heart, net of loan loss valuation allowance of ¥16,701 thousand as of March 31, 2011, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2011 and 2012, respectively.

Note 7 - Property And Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
7.        PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2011 and 2012 consisted of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Data communications equipment	¥5,125,075	¥5,791,067	$70,271
Office and other equipment	940,273	939,435	11,399
Leasehold improvements	2,221,641	3,002,580	36,435
Capitalized software	12,790,440	15,514,986	188,266
Assets under capital leases, primarily data communications equipment	17,294,421	20,180,641	244,881
Total	38,371,850	45,428,709	551,252
Less accumulated depreciation and amortization	(21,891,126)	(25,693,163)	(311,772)

Property and equipment—net	¥16,480,724	¥19,735,546	$239,480

Depreciation and amortization expenses for the property and equipment amounted to ¥4,924,228 thousand, ¥5,454,138 thousand and ¥6,522,033 thousand ($79,141 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

The Company recorded losses on disposal of property and equipment of ¥639,160 thousand, ¥23,588 thousand and ¥62,368 thousand ($757 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥11,890,586 thousand and ¥ 13,785,469 thousand ($167,279 thousand) as of  March 31, 2011 and 2012, respectively, and software to be leased of ¥899,854 thousand and ¥1,729,517 thousand ($20,987 thousand) as of  March 31, 2011 and 2012, respectively.

The unamortized balance of software to be leased was ¥856,668 thousand and ¥1,477,896 thousand ($17,933 thousand) as of March 31, 2011 and 2012, respectively. Amortization expense of software to be leased was ¥43,186 thousand and ¥208,435 thousand ($2,529 thousand) for the years ended March 31, 2011 and 2012, respectively and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥335,951	$4,077
2014	335,951	4,077
2015	335,951	4,077
2016	314,765	3,820
2017	105,516	1,280

Note 8 - Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
8.        GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$77,957
Total	6,424,471	6,424,471	77,957
Less accumulated amortization
Customer relationship	(580,283)	(1,201,881)	(14,584)
Total	(580,283)	(1,201,881)	(14,584)
Intangible assets subject to amortization—net	5,844,188	5,222,590	63,373

Intangible assets not subject to amortization:
Telephone rights	18,315	18,879	229
Trademark	192,000	155,000	1,881
Goodwill	5,788,333	5,788,333	70,238
Total	5,998,648	5,962,212	72,348

Total intangible assets	¥11,842,836	11,184,802	$135,721

The weighted average amortization period for customer relationship is approximately 15.6 years. The amortization expenses for the years ended March 31, 2011 and 2012 were ¥396,744 thousand and ¥621,598 thousand ($7,543 thousand), respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥557,560	$6,766
2014	463,073	5,619
2015	397,031	4,818
2016	388,014	4,708
2017	380,496	4,617

The following table shows changes in the carrying amount of goodwill for the year ended March 31, 2012, by operating segment:

	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2010	¥3,384,791	¥235,551	¥3,620,342

Acquisition	2,288,273	-	2,288,273

Impairment losses	(120,282)	-	(120,282)

Balance at March 31, 2011
Goodwill	5,673,064	235,551	5,908,615	$68,840	$2,858	$71,698
Accumulated impairment losses	(120,282)	-	(120,282)	(1,460)	-	(1,460)

	5,552,782	235,551	5,788,333	67,380	2,858	70,238

Acquisition	-	-	-	-	-	-

Impairment losses	-	-	-	-	-	-

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	68,840	2,858	71,698
Accumulated impairment losses	(120,282)	-	(120,282)	(1,460)	-	(1,460)
	¥5,552,782	¥235,551	¥5,788,333	$67,380	$2,858	$70,238

IIJ recorded ¥288,746 thousand of losses on impairment of certain customer relationships in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2010, related to the attrition of the customers by applying the specific identification method. The amount of loss on the customer relationships was included in the Network service and systems integration business segment.

IIJ evaluated the remaining useful life of intangible assets as of March 31, 2010. IIJ observed that the customer attrition rate related to the customer relationships which had an indefinite useful life had been increasing through the year ended March 31, 2010, due to the scale down, withdrawal from certain businesses or bankruptcies. IIJ determined that customer relationships with a net carrying amount of ¥2,414,471 thousand as of March 31, 2010 have a remaining useful life of 25 years based on the recent and expected attrition rate and started to amortize on the straight-line basis from the beginning of the year ended March 31, 2011. In January 2011, IIJ re-evaluated the remaining useful life and amortization method of the customer relationships and determined that the remaining useful life is 19 years and the amortization method as a non-straight-line basis based on the pattern of expected future economic benefit. This change in the remaining useful life and the amortization method had an immaterial impact on income from operations, net income or any related per-share amounts for the year ended March 31, 2011.

The Company recorded an impairment loss of ¥97,791 thousand on licenses which are included in “General and administrative” expenses in the Company’s consolidated statement of income for the year ended March 31, 2011. The amount of the impaired licenses was included in the network service and systems integration business segment. The impairment was due to the decision to dissolve GDX which operated the related business using the licenses by the Company’s Board of Directors in March 2011. The Company applied the income approach based on the future cash flows to evaluate the impairment loss on the licenses.

The Company recorded ¥37,000 thousand ($449 thousand) of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2012.  Because hi-ho recorded operating loss in current fiscal year and expects to record operating loss in next fiscal year, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The impairment loss on goodwill included in the Network service and systems integration business segment for the year ended March 31, 2011 consisted of impairment losses of ¥20,282 thousand and ¥100,000 thousand on goodwill for GDX and IIJ-FS, respectively. Because of the decision for the dissolution of GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiary exceeded its fair value and the impairment loss was recognized in the amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. The fair values of the subsidiaries for the basis of determining the impairment loss of goodwill was calculated with the discounted cash flow method. No impairment of goodwill was recognized during the years ended March 31, 2010 and 2012.

On September 1, 2010, IIJ acquired a new subsidiary, IIJ-Global and recorded a customer relationship of ¥3,721,000 thousand and goodwill of ¥2,288,273 thousand through this acquisition. The customer relationship is amortized over its estimated useful life of 15 years based on the pattern of expected future economic benefit from the acquisition date, which is generally on non-straight-line basis based upon its expected future cash flows. The goodwill components were mainly a fair value of human resources and synergies and the goodwill was included in the network service and system integration business segment. ¥5,387,018 thousand of the recorded customer relationship and goodwill are deductible for tax purposes.

Note 9 - Leases	12 Months Ended
Mar. 31, 2012
Leases of Lessee Disclosure [Text Block]
9.        LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment.  Certain leases that meet one or more of the criteria set forth in the provision of ASC Topic 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales results from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC Topic 840.

Operating Leases—The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network.  The leases for domestic backbone connectivity are generally non-cancelable for a minimum one-year lease period.  The leases for international backbone connectivity for mainly two-year lease period are substantially non-cancelable.  The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2020.

Refundable guarantee deposits as of March 31, 2011 and 2012 consist of as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Head office	¥1,473,811	1,470,812	17,847
Sales and subsidiaries offices	386,870	402,256	4,881
Others	29,115	26,747	325

Total refundable guarantee deposits	¥1,889,796	1,899,815	23,053

Lease expenses related to backbone lines for the years ended March 31, 2010, 2011 and 2012 amounted to ¥3,698,901 thousand, ¥3,688,077 thousand and ¥3,370,813 thousand ($40,903 thousand), respectively. Lease expenses for local access lines for the years ended March 31, 2010, 2011 and 2012, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥8,481,677 thousand, ¥16,881,778 thousand and ¥23,101,650 thousand ($280,326 thousand), respectively. Other lease expenses for the years ended March 31, 2010, 2011 and 2012 amounted to ¥8,159,661 thousand, ¥6,424,099 thousand and ¥5,949,230 thousand ($72,191 thousand), respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥12,780 thousand, ¥12,313 thousand and ¥2,394 thousand ($29 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM equipment procured from third party vendors, which amounted to ¥255,960 thousand and ¥367,203 thousand ($4,456 thousand), to the leasing companies for the years ended March 31, 2011 and 2012, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥276,503 thousand due by February 2016 and ¥398,652 thousand ($4,837 thousand) due by December 2016, related to the lease contracts made in the years ended March 31, 2011 and 2012, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥17,294,421 thousand and ¥11,337,457 thousand at March 31, 2011 and ¥20,180,641 thousand ($244,881 thousand) and ¥12,846,091 thousand ($155,880 thousand) at March 31, 2012, respectively.

Lessee Future Minimum Lease Payments—As of March 31, 2012, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2013	¥150,800	¥2,458,798	¥3,142,808	$1,830	$29,836	$38,136
2014	76,000	708,985	2,416,267	922	8,603	29,320
2015	1,914	411,522	1,779,089	23	4,994	21,589
2016		386,597	629,468		4,691	7,638
2017		379,257	37,503		4,602	455
2018 and thereafter		120,545	1,152		1,463	14

Total minimum lease payments	¥228,714	¥4,465,704	8,006,287	$2,775	$54,189	97,152

Less amounts representing interest			267,754			3,250

Present value of net minimum capital lease payments			7,738,533			93,902
Less current portion			2,997,292			36,370

Noncurrent portion			¥4,741,241			$57,532

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2011 and 2012 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Year ending March 31:
2013		¥475,915	$5,775
2014		380,993	4,623
2015		326,314	3,959
2016		247,280	3,001
2017		-	-

Total minimum lease payments to be received*	¥1,728,450	¥1,430,502	$17,358
Estimated residual value of leased property (unguaranteed)	215,917	-	-
Less unearned income	62,625	37,911	460
Net investment in sales-type leases	1,881,742	1,392,591	16,898
Less current portion	615,333	457,145	5,547
Non-current net investment in sales-type leases	¥1,266,409	¥935,446	$11,351

*Estimated executory costs, including profit thereon, of ¥293,352 thousand and ¥233,682 thousand ($2,836 thousand) were excluded from total minimum lease payments to be received as of March 31, 2011 and 2012, respectively.

Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2012
Asset Retirement Obligation Disclosure [Text Block]
10.      ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2011 and 2012 were as follows :

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Balance at beginning of the year	-	¥248,183	$3,012

Liabilities incurred	¥242,495	42,273	513
Liabilities settled	-	-	-
Accretion expense	5,688	8,627	104
Revision in estimated cash flows	-	-	-

Balance at end of the year	¥248,183	¥299,083	$3,629

Note 11 - Borrowings	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Text Block]

11.      BORROWINGS

Short-term borrowings at March 31, 2011 and 2012 consist of bank overdrafts that bear fixed rate interest. The weighted average rates at March 31, 2011 and 2012 were 0.965% and 0.806%, respectively.

Long-term borrowings as of March 31, 2012 consisted of the following:

	Thousands of Yen	Thousands of U.S. Dollars
	2012	2012

Long-term installment payable at various dates through calendar 2014. Interest is payable at a variable rate based on Tokyo InterBank Offered Rate (TIBOR) which was 0.336% as of March 31, 2012. Weighted average interest rates were 1.026% at March 31, 2012.	¥3,000,000	$36,404

Less current portion	(1,010,000)	(12,256)

Long-term borrowings, less current portion	¥1,990,000	$24,148

Annual maturities of long-term borrowing for the years subsequent to March 31, 2012 are as follows:

	Thousands of Yen	Thousands of U.S. Dollars

Year ending March 31:
2013	¥1,010,000	$12,256
2014	1,010,000	12,256
2015	980,000	11,891
Total	¥3,000,000	$36,403

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default.  The Company did not provide banks with any collateral for outstanding loans as of March 31, 2012.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of March 31, 2012 was ¥7,470,000 thousand ($90,644 thousand).

Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Text Block]
12.      INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 41% for the years ended March 31, 2010, 2011 and 2012.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2010, 2011 and 2012 consist of the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥2,847,730	¥3,818,930	¥5,970,007	$72,443
Foreign	11,332	15,059	6,213	75
Total	¥2,859,062	¥3,833,989	¥5,976,220	$72,518
Income taxes―current:
Domestic	¥462,779	¥351,592	¥2,489,350	$30,207
Foreign	(87,108)	(2,770)	422	5
Total	¥375,671	¥348,822	¥2,489,772	$30,212
Income taxes―deferred:
Domestic	¥756,422	¥606,875	¥35,714	$433
Foreign	-	-	-	-
Total	¥756,422	¥606,875	¥35,714	$433

The Company has adopted  the consolidated tax declaration from the fiscal year ended March 31, 2009.

Amendments to Japanese tax regulations were enacted into law on November 30, 2011. As a result, normal Japanese effective statutory rates will be reduced to 38.3% from the fiscal year beginning April 1, 2012 and 35.9% from the fiscal year beginning April 1, 2015. The amount of deferred tax liabilities, net of deferred tax assets, as of March 31, 2012 decreased ¥110,381 thousand ($1,339 thousand) due to the amendments.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2011 and 2012 was as follows:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥115,848	-	¥147,043	-	$1,784
Capital leases	¥37,139	-	¥6,369	-	$77	-
Accrued expenses	621,684	-	739,404	-	8,972	-
Retirement and pension cost	416,375	-	648,240	-	7,866	-
Allowance for doubtful accounts	40,664	-	70,114	-	851	-
Depreciation	68,520	-	103,374	-	1,254	-
Net loss on other investments	373,743	-	354,714	-	4,304	-
Operating loss carryforwards	2,007,082	-	1,432,104	-	17,378	-
Transactions in transit*	-	57,094	-	53,798	-	653
Impairment loss on telephone rights	87,003	-	76,181	-	925	-
Accrued enterprise tax	101,111	-	171,358	-	2,079	-
Asset retirement obligation	101,755	-	107,371	-	1,303	-
Deferred revenue	163,414	-	260,411	-	3,160	-
Customer relationship		2,370,558	-	1,903,137	-	23,093
Tax deduction of goodwill	-	257,989	-	383,005	-	4,648
Excess of tax deductible goodwill over the reported amount of goodwill	1,170,620	-	808,944	-	9,816	-
Trademark	-	78,720	-	55,645	-	675
Other	354,025	132,107	242,000	157,220	2,937	1,908
Total	5,543,135	3,012,316	5,020,584	2,699,848	60,922	32,761
Valuation allowance	(2,145,575)	-	(2,008,886)	-	(24,377)	-

Total	¥3,397,560	¥3,012,316	¥3,011,698	¥2,699,848	$36,545	$32,761

*This item arises from transactions between IIJ and IIJ America, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2011 and 2012, the valuation allowance for deferred tax assets related principally to operating loss carryforwards and net loss on other investments, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥453,479 thousand, a decrease of ¥1,566,662 thousand and a decrease of ¥136,689 thousand ($1,659 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

As of March 31, 2012, IIJ and certain subsidiaries had tax operating loss carryforwards. These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2021 in Japan and December 31, 2028 in the United States of America as follows:

	Thousands of Yen
Year Ending March 31	Inhabitant and Enterprise Tax Subject to Consolidation Tax Filing	Others

2013	-	-
2014	-	-
2015	-	¥133,145
2016	-
2017 and thereafter	¥256,016	3,274,212

Total	¥256,016	¥3,407,357

Loss carryforwards in the United States of America, which amounted to ¥587,533 thousand ($7,129 thousand), was included in “Others.”

	Thousands of U.S. Dollars
Year Ending March 31	Inhabitant and Enterprise Tax Subject to Consolidation Tax Filing	Others

2013	-	-
2014	-	-
2015	-	$1,615
2016	-
2017 and thereafter	$3,107	39,731

Total	$3,107	$41,346

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2012 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Amount computed by using normal Japanese statutory tax rate	¥1,172,215	¥1,571,935	¥2,450,250	$29,732
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	187,591	146,060	81,115	984
Reversal of reserve for tax contingencies	(86,298)	(8,312)	-	-
Inhabitant tax―per capita	26,679	39,676	34,415	417
Expiration of operating loss carryforward	204,074	616,400	176,829	2,146
Change in valuation allowance*	(390,874)	(1,458,455)	(107,171)	(1,300)
Enterprise tax―not based on income	56,181	61,085	68,960	837
Tax rate change	-	-	(110,381)	(1,339)
Other—net	(37,475)	(12,692)	(68,531)	(832)

Income tax expense as reported	¥1,132,093	¥955,697	¥2,525,486	$30,645

*
Change in valuation allowance for the year ended March 31, 2011 included the release of the valuation allowance for the deferred tax assets of operating loss carryforward as of March 31, 2010, that were utilized during the year, which amounted to ¥131,319 thousand, which represents the net of the adjustment of the beginning-of -the year balance of the valuation allowance because of the acquisition of IIJ-Global, amounting to ¥308,197 thousand  and the expiration of operating loss carryforwards of ¥176,878 thousand.

In September 2006, IIJ America filed an application with the Internal Revenue Service (“IRS”) for the Bilateral Advance Pricing Agreement Request (“BAPA”), relating to the terms of transactions with IIJ and the use of tax operating loss carryforwards in its taxation. IIJ America used to reserve for tax contingencies related to the denial of the past use of tax operating loss carryforwards.

The Company adopted FASB interpretation No.48 effective April 1, 2007 and identified liabilities for uncertain tax positions related to the aforementioned denial of the past use of tax operating loss carryforwards.

In April 2010, the IRS and National Tax Agency Japan (“NTA”) reached a tentative settlement of the BAPA covering the intercompany transactions between IIJ and IIJ America. IIJ America identified liabilities for uncertain tax positions of ¥9,391 thousand, which is based on the difference between the actual transaction amounts among IIJ and IIJ America and the amount to be adjusted pursuant to the terms of the settlement of the BAPA.

In June 2010, the IRS and NTA finally reached a settlement of the BAPA.

In the year ended March 31, 2011, the unrecognized tax benefit of ¥9,391 thousand was reversed as a result of a settlement of the difference between the actual transaction and the terms of the BAPA. There was no amount of unrecognized tax benefit as of March 31, 2012.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Thousands of Yen
2011

Balance at April 1	¥9,391
Decrease due to the adjustment of the difference between the actual transaction and the terms of the BAPA	(8,951)
Translation adjustment	(440)
Balance at March 31	-

The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

The Company has open tax years subject to examination from the year ended March 31, 2004 in Japan and from the year ended December 31, 2006 in the United States of America.

Note 13 - Retirement And Pension Plans	12 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.      RETIREMENT AND PENSION PLANS

IIJ and certain subsidiaries had unfunded severance benefit and noncontributory defined benefit pension plans which together covered substantially all of their employees who were not directors. The pension plan is operated under the Defined Benefit Corporate Pension Law.

Effective March 31, 2009, IIJ introduced a defined contribution plan and transferred certain portions of the defined benefit pension plan to the defined contribution plan.

The following information regarding net periodic pension cost and accrued pension cost also includes the unfunded severance benefit plans.  Under the severance and defined benefit pension plans, all of IIJ and IIJ-Global’s employees are entitled, upon retirement with 20 years or more service, to a 10-year period of annuity payments from age 60 (or lump-sum severance indemnities) based on the rate of pay at the time of retirement, length of service and certain other factors.  IIJ and IIJ-Global's employees who do not meet these conditions are entitled to lump-sum severance indemnities.

Net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 included the following components:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Service cost	¥395,920	¥421,771	¥467,583	$5,674
Interest cost	34,473	41,424	48,335	587
Expected return on plan assets	(17,128)	(26,085)	(27,086)	(329)
Amortization of transition obligation	322	369	369	4
Amortization of net actuarial loss	18,093	-	-	-
Effect of curtailment	(6,860)	-	-	-
Effect of settlement	(23,374)	-	-	-
Other	95,090	-	(12,632)	(153)

Net periodic pension cost	¥496,536	¥437,479	¥476,569	$5,783

Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Net actuarial loss (gain)	¥(118,967)	¥3,324	¥39,083	$474
Amortization of net actuarial loss in net periodic pension cost	(18,093)	-	-	-
Amortization of transition obligation in net periodic pension cost	(322)	(369)	(369)	(4)
Effect of curtailment	(76,413)	-	-	-
Effect of settlement	(11,988)	-	-	-
Other	(95,090)	(6,316)	12,632	153

Amounts recognized in other comprehensive income	¥(320,873)	¥(3,361)	¥51,346	$623

Total net periodic pension cost and amounts recognized in other comprehensive income	¥175,663	¥434,118	¥527,915	$6,406

The change in benefit obligation and plan assets for the years ended March 31, 2011 and 2012 and the amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Change in benefit obligation:
Benefit obligation at beginning of year	¥2,345,527	¥2,744,718	$33,306
Service cost	421,771	467,583	5,674
Interest cost	41,424	48,335	587
Actuarial loss (gain)	(32,318)	37,454	454
Benefit paid	(31,686)	(101,233)	(1,229)

Benefit obligation at end of year	2,744,718	3,196,857	38,792

Change in plan assets:
Fair value of plan assets at beginning of year	1,242,144	1,425,587	17,299
Actual return on plan assets	(9,558)	27,605	335
Employer contribution	209,995	250,969	3,045
Benefits paid	(16,994)	(48,788)	(592)

Fair value of plan assets at end of year	1,425,587	1,655,373	20,087

Funded status at end of year	¥(1,319,131)	¥(1,541,484)	$(18,705)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Accrued retirement and pension costs―current	-	-	-
Accrued retirement and pension costs―noncurrent	¥(1,319,131)	¥(1,541,484)	$(18,705)

Net amount recognized	¥(1,319,131)	¥(1,541,484)	$(18,705)

The accumulated benefit obligation for the Company’s defined benefit pension plans as of March 31, 2011 and 2012 was ¥1,699,740 thousand and ¥2,024,498 thousand ($24,566 thousand), respectively.

The aggregate projected benefit obligation and aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets were ¥2,744,718 thousand and ¥1,425,587 thousand at March 31, 2011 and ¥3,196,857 thousand ($38,792 thousand) and ¥1,655,373 thousand ($20,087 thousand) at March 31, 2012, respectively. The aggregate accumulated benefit obligations of plans with no plan assets were ¥57,280 thousand and ¥65,239 thousand ($792 thousand) at March 31, 2011 and 2012, respectively.

Amounts recognized in accumulated other comprehensive income at March 31, 2011 and 2012 consist of:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Net actuarial loss	¥160,526	¥212,241	$2,575
Obligation at transition	1,842	1,473	18
Total	¥162,368	¥213,714	$2,593

The unrecognized net loss and the unrecognized net obligation at the date of initial application are being amortized over 14 years and 21 years, respectively.

The estimated net actuarial loss and obligation at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in the fiscal year ending March 31, 2013 are zero and ¥369 thousand ($4 thousand), respectively.

Actuarial assumptions as of March 31:

	Benefit Obligations		Net Periodic Costs
	2011	2012	2010	2011	2012

Discount rate	1.8%	1.5%	1.6%	1.8%	1.8%
Expected long-term rate of return on plan assets			1.6	2.1	1.9
Rate of increase in compensation	3.4	3.3	3.5	3.5	3.4

The Company sets the discount rate assumption annually at March 31 based on high-quality fixed income securities that match the duration of the expected retirement benefits.

The basis for determining the long-term rate of returns is a combination of historical returns and prospective return assumptions derived from pension trust funds’ managing company.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥70,505	$855.54
2014	73,336	889.89
2015	83,458	1,012.72
2016	96,270	1,168.18
2017	121,309	1,472.02
2018 - 2022	1,102,674	13,380.34

Total	¥1,547,552	$18,778.69

The Company expects to contribute ¥250,969 thousand ($3,045 thousand) to its defined benefit pension plan in the year ending March 31, 2013.

The Company’s defined contribution plan, which was established on April 1, 2009, covers substantially all its employees. The Company contributes monthly 1.6% of its employees’ base salaries to the plan. No employee contributions to the plan are allowed. Contributions to the plan were ¥45,018 thousand, ¥99,068 thousand and ¥109,224 thousand ($1,325 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

The Company's funding policies with respect to the noncontributory plan are generally to contribute amounts considered tax deductible under applicable income tax regulations.  Plan assets including life insurance pooled investment portfolios consist of Japanese government bonds, other debt securities and marketable equity securities.

Life insurance pooled investment portfolios are managed by an insurance company and guarantee a minimum rate of return.

The Company’s investment strategy for the plan assets is to manage the assets in order to pay retirement benefits to plan participants from the Company over the life of the plans.

This is accomplished by identifying and managing the exposure to various market risks, diversifying investments in various asset classes based on portfolio determined by the insurance company in order to maximize long-term rate of return, while considering the liquidity needs of the plans.

The plan is permitted to use derivative instruments only for the purpose of hedging. Both margin trading and real-estate investment are prohibited in principle.

The Company mitigates the credit risk of investments by establishing guidelines with the insurance company. These guidelines are monitored periodically by the Company for compliance.

The projected allocation of the plan assets managed by the insurance company is developed in consideration of the expected long-term investment returns for each category of the plan assets. Approximately 63.0%, 35.0%, and 2.0% of the plan assets excluding pooled investment portfolios will be allocated to debt securities, equity securities and other financial instruments, respectively, to moderate the level of volatility in pension plan asset returns and reduce risks. Fifty percent of the employer’s contribution to the plan during the year ending March 31, 2013 will be allocated to life insurance pooled investment portfolios and other 50% will be allocated to the aforementioned investments.

The following table summarizes the basis used to measure the Company’s pension plan assets at fair value:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2011	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2011

Equity securities:
Japanese equity	¥192,960	-	-	¥192,960
U.S. equity	47,024	-	-	47,024
Other equity―developed countries	39,212	-	-	39,212
Total equity securities	279,196	-	-	279,196

Debt securities:
Japanese government and municipalities	-	¥290,931	-	290,931
Japanese corporate bonds―investment grade	-	73,839	-	73,839
U.S. government	-	48,881	-	48,881
Other government―developed countries	-	75,731	-	75,731
Residential mortgage-backed	-	13,084	-	13,084
Total debt securities	-	502,466	-	502,466

Other financial instruments*	-	587,094	-	587,094

Cash	56,831	-	-	56,831

Total assets at fair value	¥336,027	¥1,089,560	-	¥1,425,587

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2012

Equity securities:
Japanese equity	¥235,933	-	-	¥235,933
U.S. equity	54,179	-	-	54,179
Other equity―developed countries	39,495	-	-	39,495
Total equity securities	329,607	-	-	329,607

Debt securities:
Japanese government and municipalities	-	¥337,885	-	337,885
Japanese corporate bonds―investment grade	-	93,030	-	93,030
U.S. government	-	58,760	-	58,760
Other government―developed countries	-	82,523	-	82,523
Residential mortgage-backed	-	23,627	-	23,627
Total debt securities	-	595,825	-	595,825

Other financial instruments*	-	692,613	-	692,613

Cash	37,328	-	-	37,328

Total assets at fair value	¥366,935	¥1,288,438	-	¥1,655,373

Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2012	Thousands of U.S. Dollars
				Total
	Level 1	Level 2	Level 3	2012

Equity securities:
Japanese equity	$2,863	-	-	$2,863
U.S. equity	658	-	-	658
Other equity―developed countries	479	-	-	479
Total equity securities	4,000	-	-	4,000

Debt securities:
Japanese government and municipalities	-	$4,100	-	$4,100
Japanese corporate bonds―investment grade	-	1,129	-	1,129
U.S. government	-	713	-	713
Other government―developed countries	-	1,001	-	1,001
Residential mortgage-backed	-	287	-	287
Total debt securities	-	7,230	-	7,230

Other financial instruments*	-	8,404	-	8,404

Cash	453	-	-	453

Total assets at fair value	$4,453	$15,634	-	$20,087

* Other financial instruments are life insurance pooled investment portfolios.

Pension plan assets classified as Level 1 are comprised principally of equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Pension plan assets classified as Level 2 are comprised principally of government bonds, corporate bonds and life insurance pooled investment portfolios which are valued based on quoted prices obtained from well-established third-party. The bonds are traded in less active markets and the fair values are based on the price a dealer would pay for the bonds.

IIJ and a certain subsidiary participated in a contributory multi-employer pension plan, the Japan Computer Information Service Employee's Pension Fund (the "Multi-Employer Plan"), which covered substantially all of their employees.

As stipulated by the Japanese Welfare Pension Insurance Law, the Multi-Employer Plan is composed of a substitutional portion of Japanese Pension Insurance and a multi-employers' portion of a contributory defined benefit pension plan.  The benefits for the substitutional portion are based on a standard remuneration schedule under the Welfare Pension Insurance Law and the length of participation.  The multi-employer portion of the benefits is based on the employee's length of service.  However, assets contributed by an employer including IIJ are not segregated in a separate account or restricted to provide benefits only to employees of that employer.  The net pension cost under the Multi-Employer Plan is recognized when contributions become due.

Contributions due and paid during the years ended March 31, 2010, 2011 and 2012 under the Multi-Employer Plan, including its substitutional portion, amounted to ¥218,324 thousand, ¥219,419 thousand and ¥214,987 thousand ($2,609 thousand), respectively. The Company’s contribution did not represent more than 5% of total contribution to the plan during the years ended March 31, 2010, 2011 and 2012.

The plan is not subject to a funding improvement and is funded more than 80% as of March 31, 2011. The total plan asset is ¥462,997,899 thousand ($5,618,225 thousand) as of March 31, 2012. It was difficult to obtain other additional information for the plan for the year ended March 31, 2012.

The amount of retirement benefits for retiring directors and company auditors must be approved by the shareholders.

IIJ has retirement plan for full-time company auditors. The Company recorded a liability for retirement benefit for company auditors of ¥1,020 thousand and ¥2,350 thousand ($29 thousand), which would be required if they were all to retire at March 31, 2011 and 2012, respectively.

IIJ had retirement benefit plan for full-time directors, which was abolished in June 2011. The allowance for retirement benefit amounted to ¥255,330 thousand ($3,098 thousand) in consideration of their services made up to the date of abolition of the plan, and this amount will be reserved until the each directors’ retirement dates. IIJ’s subsidiary also has a retirement benefit plan for full-time directors. The Company recorded a liability for retirement benefit for full-time directors of ¥246,899 thousand and ¥261,849 thousand ($3,177 thousand), which would be required if they were all to retire at March 31, 2011 and 2012, respectively.

The retirement benefits paid to retired directors and company auditors were ¥122,230 thousand and ¥20,030 thousand for the years ended March 31, 2010 and 2011, respectively.

Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
14.      SHAREHOLDERS' EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”).  The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting.  For companies that meet certain criteria such as; (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Company Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet the criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate.  The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

At the 14th Ordinary General Shareholders Meeting held on June 28, 2006, IIJ’s shareholders approved the reductions of additional paid-in capital of ¥21,980,395 thousand and common stock of ¥2,539,222 thousand to eliminate the accumulated deficit for the purpose of reporting under the Companies Act in its non-consolidated financial statements. The effective date was August 4, 2006.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula. The Companies Act also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in IIJ’s general books of account amounted to ¥14,463,604 thousand ($175,508 thousand) at March 31, 2012.

On June 26, 2009, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2009 of ¥1,000 per share or in the aggregate amount of ¥202,544 thousand.

On November 13, 2009, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2009 of ¥1,000 per share or in the aggregate amount of ¥202,544 thousand.

On June 25, 2010, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,180 thousand.

On November 15, 2010, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,355 thousand.

On June 28, 2011, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand ($3,689 thousand).

On November 8, 2011, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand ($3,689 thousand).

Stock Option Plans

In August 2001, IIJ granted 395 options to 44 directors and employees.  The options became fully vested on June 28, 2003 and were exercisable for eight years from that date.

The following table summarizes the transactions of above stock option plans for the year ended March 31, 2012:

			Yen
	Number of Options	Number of Shares	Weighted Average Exercise Price per Common Shares

Unexercised options outstanding—March 31, 2011	295	1,475	¥334,448
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	295	1,475	334,448

Unexercised options outstanding—March 31, 2012	-	-	-

On May 26, 2011, IIJ’s board of directors resolved to introduce stock compensation –type stock options for executive officers of IIJ. On June 28, 2011, IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation type stock options for directors of IIJ. Stock compensation-type stock options, which is a stock acquisition right entitling its holder to acquire shares upon the exercise of a stock acquisition right at an exercise price of one yen per share, were allocated to directors and executive officers as a substitution for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long- term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one year and are exercisable up to 29 years from the date of vested.  The stock acquisition rights may be exercised only within 10 days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer.  The fair value per share at the date of grant was ¥259,344 ($3,147). The fair value of stock acquisition rights used to recognize compensation expense for the fiscal year ended March 31, 2012 was estimated using the Black-Scholes option-pricing model with the following assumptions:

2012

Assumptions:
Risk-free interest rate	1.614%
Expected lives	15 years
Expected volatility	59.892%
Expected dividends	0.924%

A summary of the activities regarding the stock acquisition rights plan for the year ended March 31, 2012 is as follows:

		Yen	Years	Thousand of Yen
	Number of Options	Exercise Price	Remaining Life	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	-	-
Granted	138	1
Exercised	-	-
Forfeited or expired	-	-
Unexercised options outstanding—March 31, 2012	138	1	29.29	¥40,862

Exercisable options—March 31, 2012	-	-
Expected to vest after July 13, 2012	138	1	29.29	¥40,862

The Company recognized compensation expense on a straight-line basis over the requisite service period. The Company recognized ¥26,843 thousand ($326 thousand) as compensation expense for the fiscal year ended March 31, 2012. The unrecognized expense of ¥8,946 thousand ($109 thousand)  is expected to be recognized over next 3 months.

IIJ acquired additional shares issued by Trust Networks for ¥589,950 thousand during the fiscal year ended March 31, 2011. During the fiscal year ended March 31, 2012, IIJ acquired noncontrolling interests of GDX for ¥5 thousand($0 thousand), and GDX became a wholly owned subsidiary of IIJ. IIJ also acquired additional shares issued by Trust Networks for ¥300,000 thousand ($3,640 thousand) during the fiscal year ended March 31, 2012. IIJ had owned controlling interests of both subsidiaries, and the decrease in IIJ’s shareholders ownership interest due to the acquisitions of the additional shares were accounted for as a capital transaction in accordance with ASC Topic 810-10-65, “Consolidation―Noncontrolling Interests in Consolidated Financial Statements―an amendment of ARB No.51.”

Net income attributable to IIJ’s shareholders and transfers to the noncontrolling interest

The following schedule represents the effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the years ended March 31, 2011 and 2012.

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Net income attributable to IIJ	¥3,203,368	¥3,640,963	$44,181
Transfers to the noncontrolling interest
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	(1,036)

Change from net income attributable to IIJ and transfers to noncontrolling interest	¥3,056,022	¥3,555,526	$43,145

Note 15 - Other Comprehensive Income	12 Months Ended
Mar. 31, 2012
Comprehensive Income (Loss) Note [Text Block]
15.      OTHER COMPREHENSIVE INCOME

The changes in each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2010:
Foreign currency translation adjustments	¥2,739	-	¥2,739
Unrealized holding gain (loss) on securities:
Amount arising during the period	243,390	¥(99,789)	143,601
Less: Reclassification adjustments for gains included in net income	(29,217)	11,979	(17,238)
Release of deferred tax asset valuation allowance*	-	87,810	87,810
Net unrealized holding gain during the period	214,173	-	214,173
Defined benefit pension plans:
Amount arising during the period	118,967	(8,572)	110,395
Less: Reclassification adjustments for losses included in net income	18,415	(3,402)	15,013
Less: Reclassification adjustments on effect of curtailment and settlement	88,401	(36,331)	52,070
Less: Other	95,090	-	95,090
Net defined benefit pension plans	320,873	(48,305)	272,568

Other comprehensive income (loss)	¥537,785	¥(48,305)	¥489,480

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	-	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	-	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	-	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	-	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	$(116)	-	$(116)
Unrealized holding gain (loss) on securities:
Amount arising during the period	684	$(246)	438
Less: Reclassification adjustments for losses included in net income	1,105	(453)	652
Other	-	158	158
Net unrealized holding gain (loss) during the period	1,789	(541)	1,248
Defined benefit pension plans:
Amount arising during the period	(474)	170	(304)
Less: Reclassification adjustments for gains included in net income	(149)	69	(80)
Net defined benefit pension plans	(623)	239	(384)

Other comprehensive income (loss)	$1,050	$(302)	$748

* The release of the deferred tax asset valuation allowance has resulted from unrealized gains on available-for-sale securities.

The components of accumulated other comprehensive income (loss) at March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Foreign currency translation adjustments	¥(124,624)	¥(134,163)	$(1,627)
Unrealized holding gain on securities	135,951	238,696	2,896
Defined benefit pension plans	(96,461)	(128,066)	(1,554)

Total	¥(85,134)	¥(23,533)	$(285)

Note 16 - Basic And Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Text Block]
16.      BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share computation for three years ended March 31, 2010, 2011 and 2012 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥2,234,138	¥3,203,368	¥3,640,963	$44,181

	Number of Shares
	2010	2011	2012
Denominator:
Weighted-average common shares outstanding―basic	202,544	202,644	202,684
Dilutive effect of stock options			98
Weighted-average common shares outstanding―diluted	202,544	202,644	202,782

	Yen			U.S. Dollars
	2010	2011	2012	2012

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥11,030	¥15,808	¥17,964	$218

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥11,030	¥15,808	¥17,955	$218

For the years ended March 31, 2010 and 2011, potentially dilutive shares were excluded from the computation of diluted net income attributable to Internet Initiative Japan Inc. because the exercise prices of the options were greater than the average market price of the common shares.

Diluted net income attributable to Internet Initiative Japan Inc. per share does not include the effects of the following potential common shares:

	Year Ended March 31
	2010	2011	2012

Shares issuable under stock options	2,500	1,475	-

Note 17 - Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
17.      COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in normal claims and other legal proceedings in the ordinary course of business. Except as noted below, the Company is not involved in any litigation or other legal proceedings that, if determined adversely to us, the Company believe would individually or in the aggregate have a material adverse effect on us or our operations.

In December 2001, a class action complaint alleging violations of the federal securities laws in the United States of America was filed against IIJ, naming IIJ, certain of its officers and directors and underwriters of IIJ’s initial public offering as defendants. Similar complaints have been filed against over 300 other issuers that have had initial public offerings since 1998 and such actions have been included in a single coordinated proceeding in the Southern District of New York. An amended complaint was filed on April 24, 2002 alleging, among other things, that the underwriters of IIJ’s initial public offering violated the securities laws (i) by failing to disclose in the offering's registration statement certain alleged compensation arrangements entered into with the underwriters' clients, such as undisclosed commissions or tie in agreements to purchase stock in the aftermarket, and (ii) by engaging in manipulative practices to artificially inflate the price of IIJ's stock in the aftermarket subsequent to the initial public offering. On July 15, 2002, IIJ joined in an 'omnibus' motion to dismiss the amended complaint filed by the issuers and individuals named in the various coordinated cases. On February 19, 2003, the Court ruled on the motions to dismiss. The Court granted IIJ’s motion to dismiss the claims against it under Rule 10b-5 promulgated under the Exchange Act due to the insufficiency of the allegations against IIJ.  The motions to dismiss the claims under Section 11 of the Securities Act were denied for virtually all of the defendants in the consolidated cases, including IIJ. In June 2003, IIJ conditionally approved a proposed partial settlement with the plaintiffs in this matter. IIJ, along with the settling issuer defendants, filed a motion seeking the court's preliminary approval of the settlement. The settlement would have provided, among other things, a release of IIJ and of the individual officer and director defendants for the alleged wrongful conduct in the amended complaint in exchange for a guarantee from IIJ’s insurers regarding recovery from the underwriter defendants and other non-monetary consideration from IIJ. While the partial settlement was pending approval, the plaintiffs continued to litigate against the underwriter defendants. The District Court directed that the litigation proceed with a number of “focus cases” rather than all of the 310 cases that had been consolidated. IIJ’s case is not one of these focus cases. On October 13, 2004, the District Court certified the focus cases as class actions in the ongoing litigation. The underwriter defendants appealed that ruling, and on December 5, 2006, the Court of Appeals for the Second Circuit reversed the District Court’s class certification decision. On April 6, 2007, the Second Circuit denied the plaintiffs’ petition for rehearing, and on May 18, 2007, the Second Circuit denied the plaintiffs’ petition for rehearing en banc. In light of the Second Circuit opinion, liaison counsel for all issuer defendants, including IIJ, informed the District Court that the settlement could not be approved, because the defined settlement class, like the litigation class, could not be certified. On June 25, 2007, the District Court entered an order terminating the proposed settlement. On August 14, 2007, the plaintiffs filed their second consolidated amended complaints against the six focus cases and on September 27, 2007, again moved for class certification. On November 12, 2007, certain of the defendants in the focus cases moved to dismiss the second consolidated amended class action complaints. On March 26, 2008, the District Court denied the motions to dismiss except as to Section 11 claims raised by those plaintiffs who sold their securities for a price in excess of the initial offering price and those who purchased outside the previously certified class period.  The motion for class certification was withdrawn without prejudice on October 10, 2008. On February 25, 2009, liaison counsel for the plaintiffs informed the District Court that a settlement had been agreed to in principle, subject to formal approval by the parties, and preliminary and final approval by the District Court. On April 2, 2009, a stipulation and agreement of settlement among the plaintiffs, issuer defendants and underwriter defendants was submitted to the District Court for preliminary approval. This global settlement requires no financial contribution from IIJ. The District Court granted the plaintiffs’ motion for preliminary approval and preliminarily certified the settlement classes on June 10, 2009. The settlement fairness hearing was held on September 10, 2009. On October 6, 2009, the District Court entered an opinion granting final approval to the settlement which required no financial obligation from the Company and directing that the Clerk of the Court close the cases. Appeals of the opinion granting final approval were filed, all of which have been dismissed or settled by January 2012. Consequently, there is not a reasonable possibility that a loss may be incurred for our class action lawsuit.

In addition to the foregoing, the Company is involved in litigation and claims arising in the ordinary course of business. In evaluating the matter on an ongoing basis, the Company takes into account amounts already accrued on the balance sheet.  The Company believes that  an exposure to loss does not exist in excess of the amount accrued and the negative adverse outcome of such litigation and claims would not have a significant impact on the consolidated financial position or results of operations.

On September 1, 2010, IIJ-Global entered into a Solutions Engagement Agreement with IBM Japan Ltd,   IIJ-Global’s largest sales partner. This agreement, which establishes the basis for a procurement relationship between IIJ-Global and IBM Japan, contains indemnification for IIJ-Global to perform services, functions, responsibilities and others in a way that were being performed by AT&T Japan.

In May 2006, January 2007 and January 2008, IIJ made agreements (three agreements in total) for investing in funds which invest in mainly unlisted stocks with an investment advisory company. IIJ committed to provide up to $5 million for each fund ($15 million in total) upon the request of the fund until June 30, 2020. IIJ has provided a total of ¥1,000,000 thousand ($12,134 thousand) to them as of March 31, 2012. The amounts invested in their funds were recorded as other investments in the Company’s consolidated balance sheets.

Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2012
Financial Instruments Disclosure [Text Block]
18.      FINANCIAL INSTRUMENTS

Fair Value—In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company used quoted market prices to the extent that they were available. Where a quoted market price is not available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one year, the Company assumed that the carrying amount approximates fair value due to their short maturities. Investment for which it is not practicable to estimate fair value primarily consists of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥740,518	¥740,518	¥860,914	¥860,914	$10,447	$10,447
Not practicable	2,053,528	-	2,077,232	-	25,206	-
Noncurrent refundable insurance policies (other assets)	99,627	99,627	63,282	63,282	768	768

Other investments for which it is practicable to estimate fair value are available-for-sales equity securities disclosed in Note 4.

Other investments for which it is not practicable to estimate fair value were comprised of non-marketable equity securities of ¥1,233,443 thousand and investments in funds of ¥820,085 thousand as of March 31, 2011 and non-marketable equity securities of ¥1,141,761 thousand ($13,855 thousand) and investments in funds of ¥935,471 thousand ($11,351 thousand) as of March 31, 2012.

Cash at March 31, 2011 and 2012 included U.S. dollar denominated current bank deposits of ¥443,952 thousand and ¥529,178thousand ($6,421 thousand), respectively.

Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Text Block]
19.      FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2012, respectively, consistent with the fair value hierarchy provisions of  ASC Topic 820.

	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2011
March 31, 2011

Assets―
Available-for-sale securities―equity securities	¥740,518	-	-	¥740,518

	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012

Assets―
Available-for-sale securities―equity securities	¥860,914	-	-	¥860,914

	Thousands of U.S. Dollars
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012

Assets―
Available-for-sale securities―equity securities	$10,447	-	-	$10,447

Available-for-sale securities are comprised of marketable securities, which are listed on Japan, the United States of America and Hong Kong securities market and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2011	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	¥85,892	¥166,698
Goodwill	-	-	90,162	120,282
Licenses	-	-	-	97,791
	-	-	¥176,054	¥384,771

	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	¥28,319	¥71,681
Trademark	-	-	155,000	37,000
	-	-	¥183,319	¥108,681

	Thousands of U.S. Dollars
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	$343	$870
Trademark	-	-	1,881	449
	-	-	$2,224	$1,319

In accordance with the provisions of ASC 325-20, “Investments―Other,” we review the carrying values of our investments when events and circumstances warrant. This review requires the comparison of the fair values of our investments to their respective carrying values.

Non-marketable equity securities with a carrying amount of ¥252,590 thousand and ¥100,000 thousand ($1,213thousand), which were included in other investments in the balance sheets, were written down to their fair value of ¥85,892 thousand and ¥28,319 thousand ($343 thousand), resulting in an other-than-temporary impairment charge of ¥166,698 thousand and ¥71,681 thousand ($870 thousand), which were included in earnings for the years ended March 31, 2011 and 2012, respectively. All impaired non-marketable investments were classified as Level 3 instruments and the Company used the unobservable inputs to these investments.  The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.

Goodwill for GDX and IIJ-FS with a carrying amount of ¥20,282 thousand and ¥190,162 thousand, respectively, were written down to fair value of zero and ¥90,162 thousand, resulting in impairment charge of ¥20,282 thousand  and ¥100,000 thousand, which were included in the Company’s statement of income for the year ended March 31, 2011. Because of the decision to dissolve GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiaries exceeded its fair value and the impairment losses were recognized in an amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. All impaired goodwill was classified as Level 3 instruments and the Company uses unobservable inputs to measure the fair value of the goodwill. The discounted future cash flows did not support the carrying value of the goodwill, due to poor future prospects for the businesses.

As a result of the aforementioned decision of the dissolution of GDX, the licenses of GDX, which were not expected to be used, with a carrying amount of ¥97,791 thousand were written down to zero, resulting in impairment charge of ¥97,791 thousand, which was included in the Company’s statement of income for the year ended March 31, 2011. The impaired licenses were classified as Level 3 instruments and the Company used the unobservable inputs to the licenses. Key inputs included future cash flows.

The trademark right related to hi-ho with a carrying amount of ¥192,000 thousand ($2,330 thousand) was written down to fair value of ¥155,000 thousand ($1,881 thousand), resulting in impairment charge of ¥37,000 thousand ($449 thousand), which was included in the Company’s statement of income for the year ended March 31, 2012. The impaired trademark was classified as Level 3 instruments and the Company used unobservable inputs’ such as expected future income to the trademark.

Note 20 - Business Segments	12 Months Ended
Mar. 31, 2012
Segment Reporting Disclosure [Text Block]
20.      BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of management resources and to evaluate business performance.

Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

ATM operation business segment comprises revenues from ATM operation business.

Revenues:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Network service and systems integration business:
Customers	¥67,799,723	¥81,901,632	¥95,990,449	$1,164,791
Intersegment	428,560	455,230	506,030	6,141
Total	68,228,283	82,356,862	96,496,479	1,170,932
ATM operation business:
Customers	206,657	516,574	1,324,156	16,068
Intersegment	-	-	-	-
Total	206,657	516,574	1,324,156	16,068

Elimination	428,560	455,230	506,030	6,141
Consolidated total	¥68,006,380	¥82,418,206	¥97,314,605	$1,180,859

Segment Profit or Loss:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Operating income (loss):
Network service and systems integration business	¥4,435,207	¥4,812,926	¥6,631,476	$80,469
ATM operation business	(1,001,166)	(642,877)	(194,264)	(2,357)
Elimination	22,456	29,007	83,729	1,016
Consolidated total	¥3,411,585	¥4,141,042	¥6,353,483	$77,096

Segment Assets:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Segment assets:
Network service and systems integration business	¥69,921,379	¥71,749,633	$870,642
ATM operation business	1,551,610	1,743,613	21,158
Elimination	-
Consolidated total	¥71,472,989	¥73,493,246	$891,800

Other significant items:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Depreciation and amortization:
Network service and systems integration business	¥5,287,887	¥5,777,683	¥7,006,576	$85,021
ATM operation business	18,939	38,351	137,055	1,663
Consolidated total	¥5,306,826	¥5,816,034	¥7,143,631	$86,684

For information regarding the goodwill and the other intangible assets impairment losses, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income (loss) is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

There have been no revenue from transactions with a single external customer amounting to 10% or more of the Company’s revenues for the years ended March 31, 2010 and 2011. Revenue from one customer, which is IBM Japan, Ltd., of the Company’s network service and system integration business segment represents ¥14,396,722 thousand ($174,696 thousand) of the Company’s consolidated revenue.

Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
21.      ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2010, 2011 and 2012 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥467,813 thousand, ¥406,910 thousand and ¥563,051thousand ($6,832 thousand), respectively.

Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions Disclosure [Text Block]
22.      RELATED PARTY TRANSACTIONS

NTT and its subsidiary own 29.4% IIJ's outstanding common shares and 29.9% of IIJ's voting shares as of March 31, 2012.

The Company entered into a number of different types of transactions with NTT and its subsidiaries including purchases of wireline telecommunication services for the Company’s offices. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers from NTT and its subsidiaries.  The Company sells to NTT and its subsidiaries its services including OEM services, system integration services and monitoring services for their data centers.

The amounts of balances as of March 31, 2011 and 2012 and transactions of the Company with NTT and its subsidiaries for the each of the three years in the period ended March 31, 2012, are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Accounts receivable	-	¥145,936	¥191,925	$2,329
Accounts payable	-	2,383,022	1,800,922	21,853
Revenues	911,622	991,465	895,189	10,863
Costs	11,304,222	14,949,352	14,225,717	172,621

As for balances and transactions with equity method investees, refer to Note 6, “Investments in Equity Method Investees.”

Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Text Block]
23.      SUBSEQUENT EVENTS

On June 27, 2012, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2012 of ¥1,750 ($21.24) per share or in the aggregate amount of ¥354,697 thousand ($4,304 thousand).